Simplify Interest Rate Hedge ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Principal Value
U.S. Government Obligations – 62 .0%
U.S. Treasury Note, 0.75%, 4/30/2026(a)
(Cost $ 64,264,773 ) .......................................................... $ 64,375,000 $ 63,867,041
Notional Amount
Purchased Swaptions – (7.2)%
Puts – Over the Counter – (7.2)%
Interest Rate Swaption , pay semi annually a fixed rate of 4 .25 % and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Bank of America NA ) ............................................. 600,000,000 (1,390,182)
Interest Rate Swaption , pay semi annually a fixed rate of 4 .25 % and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty:
Goldman Sachs International ) ..................................... 750,000,000 (2,918,987)
Interest Rate Swaption , pay semi annually a fixed rate of 4 .25 % and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Morgan Stanley Capital Services LLC ) ............................... 710,000,000 (3,114,743)
(7,423,912)
Total Purchased Swaptions (Cost $ 0 ) .............................................................. (7,423,912)
Total Investments – 54.8%
(Cost $ 64,264,773 ) .......................................................................... $ 56,443,129
Other Assets in Excess of Liabilities – 45 .2% ........................................................ 46,557,663
Net Assets – 100.0% .......................................................................... $ 103,000,792
(a) Security with an aggregate market value of $7,425,939 and cash of $13,470,000 have been pledged as collateral for purchased swaptions as of September 30, 2021.
ADR : American Depositary Receipt
Summary of Schedule of Investments
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 62 .0%
Purchased Swaptions ............................................................................. ( 7 .2 ) %
Total Investments ................................................................................ 54 .8%
Other Assets in Excess of Liabilities .................................................................. 45 .2%
Net Assets ..................................................................................... 100 .0%